Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 7,437,743	$ 9,450,787
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	3,307,409	2,420,466
Associated costs for towers' sale	1,584,080
Rent of towers	804,171	312,726
Other services	1,535,383	1,042,218
Investments and expenses	14,668,786	13,226,197
Service revenues	630,643	547,805
Sales of towers	7,662,188
Sales of equipment	1,118,923	598,162
Revenues	$ 9,411,754	$ 1,145,967